Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Restated Consolidated Statement Of Financial Position
(1)    Consolidated statements of financial position

(In millions of won)
(Unaudited)	As of September 30, 2020(*)
	As reported		Adjustments	Restated
Assets
Accounts receivable — other, net	￦	1,225,398	12,919	1,238,317
Prepaid expenses and others		3,511,068	(13,086)	3,497,982
Property and equipment, net		12,190,268	827,569	13,017,837

	￦	16,926,734	827,402	17,754,136

Liabilities
Accrued expenses and others	￦	1,557,433	(273)	1,557,160
Provisions		130,181	24,279	154,460
Lease liabilities		641,334	818,652	1,459,986
Deferred tax liabilities		2,733,327	(4,061)	2,729,266

	￦	5,062,275	838,597	5,900,872

Shareholder’s Equity
Retained earnings	￦	22,595,716	(11,195)	22,584,521

(*)
Subsequent to the adoption of the change in accounting policy, the Group does not maintain the information necessary to prepare financial statements using the previous accounting policy. Therefore, the Group presented the impact on unaudited interim financial information using available information.

(In millions of won)
	As of December 31, 2019
	As reported		Adjustments	Restated
Assets
Accounts receivable — other, net	￦	1,250,098	5,074	1,255,172
Prepaid expenses and others		3,619,033	(13,506)	3,605,527
Property and equipment, net		12,334,280	599,180	12,933,460

	￦	17,203,411	590,748	17,794,159

Liabilities
Accrued expenses and others	￦	1,515,300	(415)	1,514,885
Provisions		143,229	21,932	165,161
Lease liabilities		712,740	578,267	1,291,007
Deferred tax liabilities		2,466,295	(2,434)	2,463,861

	￦	4,837,564	597,350	5,434,914

Shareholder’s Equity
Retained earnings	￦	22,235,285	(6,602)	22,228,683

(In millions of won)
	As of January 1, 2019
	As reported(*)		Adjustments	Restated
Assets
Accounts receivable — other, net	￦	1,243,245	12,803	1,256,048
Prepaid expenses and others		2,944,245	(39,010)	2,905,235
Property and equipment, net		11,371,690	218,320	11,590,010

	￦	15,559,180	192,113	15,751,293

Liabilities
Accrued expenses and others	￦	1,357,339	(1,388)	1,355,951
Provisions		187,208	20,319	207,527
Lease liabilities		663,827	180,456	844,283
Deferred tax liabilities		2,260,433	(1,881)	2,258,552

	￦	4,468,807	197,506	4,666,313

Shareholder’s Equity
Retained earnings	￦	22,120,355	(5,393)	22,114,962

(*)	Includes impact of initial adoption of IFRS 16 in 2019.

Summary Of Restated Consolidated Statement Of Income
(2)    Consolidated statement of income

(In millions of won)
(Unaudited)	For the nine-month period ended September 30, 2020(*)
	As reported		Adjustments	Restated
Operating revenue and other income
Revenue	￦	13,784,051	1,322	13,785,373
Other income		55,506	(641)	54,865

		13,839,557	681	13,840,238
Operating expenses:
Depreciation and amortization		2,948,492	40,383	2,988,875
Rent		148,437	(31,272)	117,165
Leased lines		206,577	(1,857)	204,720
Others		9,535,803	(8,087)	9,527,716

		12,839,309	(833)	12,838,476

Operating profit		1,000,248	1,514	1,001,762
Finance income		90,985	46	91,031
Finance costs		324,952	7,780	332,732
Gain relating to investments in subsidiaries, associates and joint ventures, net		673,800	—	673,800

Profit before income tax	￦	1,440,081	(6,220)	1,433,861
Income tax expense		305,405	(1,907)	303,498

Profit for the year	￦	1,134,676	(4,313)	1,130,363

Earnings per share:
Basic earnings per share (in won)	￦	15,218	(59)	15,159
Diluted earnings per share (in won)		15,215	(59)	15,156

(*)
Subsequent to the adoption of the change in accounting policy, the Group does not maintain the information necessary to continue to prepare financial statements using the previous accounting policy. Therefore, the Group presented the impact on unaudited interim financial information using available information.

(In millions of won)	2019
	As reported		Adjustments	Restated
Operating revenue and other income
Revenue	￦	17,743,702	(2,986)	17,740,716
Other income		103,230	(409)	102,821

		17,846,932	(3,395)	17,843,537
Operating expenses:
Depreciation and amortization		3,771,486	85,176	3,856,662
Rent		231,934	(77,091)	154,843
Leased lines		272,616	(9,249)	263,367
Others		12,570,003	(8,596)	12,561,407

		16,846,039	(9,760)	16,836,279

Operating profit		1,000,893	6,365	1,007,258
Finance income		141,977	178	142,155
Finance costs		429,758	8,197	437,955
Gain relating to investments in subsidiaries, associates and joint ventures, net		449,543	—	449,543

Profit before income tax	￦	1,162,655	(1,654)	1,161,001
Income tax expense		300,713	(445)	300,268

Profit for the year	￦	861,942	(1,209)	860,733

Earnings per share:
Basic earnings per share (in won)	￦	12,144	(17)	12,127
Diluted earnings per share (in won)		12,144	(17)	12,127

Summary Of Restated Consolidated Statement Of Cash Flows
(4)    Consolidated statements of cash flows

(In millions of won) (Unaudited)	For the nine-month period ended September 30, 2020(*1)
	As reported		Adjustments	Restated
Cash flows from operating activities(*2)	￦	4,525,676	21,102	4,546,778
Cash flows from investing activities		(3,047,428)	—	(3,047,428)
Cash flows from financing activities(*3)		(870,621)	(21,102)	(891,723)

(*1)
Subsequent to the adoption of the change in accounting policy, the Group does not maintain the information necessary to continue prepare financial statements using the previous accounting policy. Therefore, the Group presented the impact on unaudited interim financial information using available information.

(*2)	Prepaid expenses related to lease contracts which were additionally recognized as leases as a result of the change in lease terms have been reclassified as financing activities.

(*3)	Repayment of lease liabilities increased as additional contracts were recognized as lease contracts as a result of the change in lease terms.

(In millions of won)	2019
	As reported		Adjustments	Restated
Cash flows from operating activities(*1)	￦	3,986,082	48,902	4,034,984
Cash flows from investing activities(*2)		(3,582,523)	939	(3,581,584)
Cash flows from financing activities(*3)		(636,834)	(49,840)	(686,674)

(*1)	Prepaid expenses related to lease contracts which were additionally recognized as leases as a result of the change in lease terms have been reclassified as financing activities.

(*2)	The effect of changes in accounting policies resulted in an increase in lease receivables from ￦26,773 million to ￦27,712 million.

(*3)	Repayment of lease liabilities increased as additional contracts were recognized as lease contracts as a result of the change in lease terms.